Fees to auditors appointed at the Annual General Meeting (Details) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fees to auditors appointed at the Annual General Meeting
Audit	DKK 1,050	DKK 1,937	DKK 315
Audit-related services and other assurance engagements	2,506	4,107	30
Tax advice	104	43	104
Other	268	232	29
Total fees	3,928	DKK 6,319	DKK 478
Fee for non-audit services	DKK 2,878